UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21552

J.P. Morgan Access Multi-Strategy Fund, L.L.C.
(Exact name of registrant as specified in charter)

270 Park Avenue, Floor 6
New York, NY 10017
(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.
J.P. Morgan Investment Management Inc.
270 Park Avenue, Floor 9
New York, NY 10017
(Name and address of agent for service)

Copy to:
Richard Horowitz, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments

June 30, 2012

(Unaudited)

Investment Fund	Cost ($)	Fair Value ($)	% of Members’ Capital		Liquidity (e)
Diversified
D.E. Shaw Composite Fund, LLC	45,947,521	50,315,890	5.30		Quarterly*
Hudson Bay Fund L.P.	61,108,734	69,715,702	7.34		Quarterly
Och-Ziff Domestic Partners II, L.P.	72,300,000	75,940,792	7.98		Quarterly
QVT Associates II, L.P.	1,891,277	1,877,668	0.20		In Liquidation***

Total	181,247,532	197,850,052	20.82

Event Driven - Core
Apollo Asia Opportunity Fund, L.P.	402,486	480,297	0.05		Side Pocket**
Corvex Partners L.P.	31,000,000	30,755,248	3.24		Quarterly
Deephaven Event Fund LLC	169,782	50,757	0.01		In Liquidation***
Paulson Partners Enhanced, L.P.	37,088,093	31,598,705	3.32		Quarterly
Perry Partners L.P.	27,500,000	27,210,122	2.87		Quarterly
Taconic Opportunity Fund, L.P.	17,778	26,335	0.00	(a)	Side Pocket**
Third Point Partners Qualified L.P. (b)	41,750,000	43,323,426	4.55		Quarterly
Tyrus Capital Event Fund, L.P.	20,300,000	20,694,114	2.18		Quarterly
Tyrus Capital Opportunities Fund L.P.	23,200,000	23,526,339	2.48		Quarterly
ValueAct Capital Partners, L.P.	879,774	1,362,188	0.14		Side Pocket**

Total	182,307,913	179,027,531	18.84

Event Driven - Distressed
Caspian Capital Partners, L.P.	23,800,000	25,881,079	2.73		Quarterly
Strategic Value Restructuring Fund, L.P.	1,943,982	698,132	0.06		Side Pocket**
SVRF (Onshore) Holdings LLC	344,569	270,876	0.03		Annual
York Credit Opportunities Fund, L.P. (b)	30,250,000	31,227,714	3.29		Quarterly

Total	56,338,551	58,077,801	6.11

Long/Short Equities
Black Bear Fund I, L.P.	90,769	146,007	0.02		In Liquidation***
Brahman Partners III, L.P.	46,850,000	47,049,930	4.96		Quarterly
Copper River Partners, L.P.	57,214	14,968	0.00	(a)	In Liquidation***
Glenview Institutional Partners, L.P. (b)	38,722,799	35,941,798	3.77		Quarterly*
Maverick Fund USA Ltd. (b)	48,650,000	48,064,357	5.07		Monthly
Standard Global Equity Partners SA, L.P.	46,900,000	44,071,314	4.63		Quarterly
TPG-Axon Partners, L.P.	36,350,000	35,634,484	3.74		Quarterly

Total	217,620,782	210,922,858	22.19

Opportunistic/Macro
Black River Commodity Multi-Strategy Fund, LLC	614,262	551,545	0.06		Side Pocket**
BlueTrend Fund L.P.	34,500,000	32,841,764	3.46		Monthly
Brevan Howard, L.P. (b)	29,029,710	32,560,484	3.42		Monthly
Caxton Global Investments USA, LLC (b)	40,800,000	40,684,902	4.27		Quarterly
D.E. Shaw Oculus Fund LLC (b)	40,392,961	52,943,218	5.57		Quarterly
Two Sigma Horizon US Fund, L.P.	20,000,000	20,478,764	2.16		Quarterly

Total	165,336,933	180,060,677	18.94

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

June 30, 2012

(Unaudited)

	Cost ($)	Fair Value ($)	% of Members’ Capital		Liquidity (e)
Relative Value
BAM Opportunity Fund SPV, LLC	153,109	57,360	0.01		Side Pocket**
Centar Select, L.P.	465,928	485,964	0.05		In Liquidation***
Golden Tree Partners, L.P. Class C (b)	43,350,000	45,059,643	4.74		Quarterly*
Good Hill SPV, Ltd.	213,659	207,263	0.02		In Liquidation***
Horizon Portfolio L.P.	18,200,000	18,757,935	1.97		Quarterly
Magnetar Capital Fund, L.P.	675,563	561,995	0.06		Side Pocket**
Magnetar Risk Linked Fund (US) Ltd.	2,274,484	2,569,492	0.27		Side Pocket**
Magnetar SPV LLC	218,114	280,810	0.03		In Liquidation***
Magnetar Structured Credit Fund, L.P.	2,120,786	2,832,493	0.30		Semi-Annual
Marathon Credit Opportunity Fund, L.P.	40,506,882	40,445,551	4.26		Semi-Annual
Orchard Centar, L.P.	1,060,654	1,358,317	0.14		Quarterly
Plainfield 2009 Liquidating LLC	113,777	37,741	0.00	(a)	In Liquidation***
Waterfall Eden Fund, L.P. Designated	1,588,907	672,085	0.07		In Liquidation***
Waterfall Victoria Fund, L.P.	705,610	797,884	0.09		Semi-Annual*

Total	111,647,473	114,124,533	12.01

Total Investments in Investment Funds	914,499,184	940,063,452	98.91

Short-Term Investment
Investment Company
J.P. Morgan Prime Money Market Fund, Institutional Class Shares, 0.01% (c),(d)	39,548,128	39,548,128	4.16		Daily

Total Investments	954,047,312	979,611,580	103.07

Liabilities in excess of Other Assets		(29,203,434)	(3.07)

Net Assets		950,408,146	100.00

(a)	Amount rounds to less than 0.01%.
(b)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.
(c)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2012
(e)	Certain funds may be subject to an initial lockup period.
*	An amount less than 5% of this investment is currently in a side pocket.
**	A side pocket is an account within the Investment Fund that has additional restrictions on liquidity.
***	The Investment Fund is in the process of ceasing its operations or has created a special purpose vehicle to handle the orderly disposition of the underlying assets, which may result in J.P. Morgan Access Multi-Strategy Fund L.L.C.’s (the “Fund”) delayed receipt of redemption proceeds.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

June 30, 2012

(Unaudited)

Investment Strategy as a Percentage of Total Investments

Diversified	20.20%
Event Driven-Core	18.27%
Event Driven-Distressed	5.93%
Long/Short Equities	21.53%
Opportunistic/Macro	18.38%
Relative Value	11.65%
Short-Term Investment	4.04%

Total	100.00%

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 0% to 3% annually of net assets and incentives of 15% to 30% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments

June 30, 2012

(Unaudited)

Valuation of Investments

The net asset value of J.P. Morgan Access Multi-Strategy Fund, L.L.C. (the “Fund”) is determined as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors (the “Board”). The Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

On a monthly basis, the Fund uses the net asset value to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end net asset value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements. Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s investments. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

June 30, 2012

(Unaudited)

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing, and at least a quarterly, basis with the VC and Board, as applicable. The appropriateness of fair values is assessed based on results of due diligence procedures performed on the valuation of the underlying Investment Funds.

Investments in other open-end investment companies are valued at such company’s net asset value per share as of the report date.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below

•	Level 1 inputs are quoted prices in active markets for identical securities;
•	Level 2 inputs are other significant observable inputs (including the Investment Fund’s ability to be redeemed within 12 months of the reporting date at fair value).
•

Level 3 inputs are significant unobservable inputs and include restrictions on redemptions of the Investment Funds due to terms of the investment or gates, suspensions, etc. imposed by the Investment Fund such that the Fund cannot redeem at fair value within 12 months of the reporting date.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input, by strategy, as presented on the Schedule of Investments:

Investments in Investment Funds	Total Fair Value at 06/30/2012	Level 1	Level 2	Level 3
Diversified	$197,850,052	$—	$195,500,310	$2,349,742
Event Driven - Core	179,027,531	—	177,107,954	1,919,577
Event Driven - Distressed	58,077,801	—	57,108,793	969,008
Long/Short Equities	210,922,858	—	210,746,695	176,163
Opportunistic/Macro	180,060,677	—	179,509,132	551,545
Relative Value	114,124,533	—	106,410,231	7,714,302
Short-Term Investment
Investment Company	39,548,128	39,548,128	—	—
Total Investments	$979,611,580	$39,548,128	$926,383,115	$13,680,337

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

June 30, 2012

(Unaudited)

The following is a summary of each strategy for which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Strategy	Balance as of March 31, 2012	Transfers into Level 3	Transfers out of Level 3	Net realized gain / (loss)	Net change in unrealized appreciation / (depreciation)	Net purchases / (sales)	Balance as of June 30, 2012
Diversified	$4,052,083	$–	$(2,306)	$132,111	$(153,635)	$(1,678,511)	$2,349,742
Event Driven - Core	1,924,686	–	–	(19,953)	23,308	(8,464)	1,919,577
Event Driven - Distressed	970,372	16,683	–	–	(18,047)	–	969,008
Long/Short Equities	72,179,901	–	(72,032,566)	–	28,828	–	176,163
Opportunistic/Macro	548,114	–	–	–	3,431	–	551,545
Relative Value	5,612,623	2,391,703	–	(63,450)	(72,580)	(153,994)	7,714,302
Total	$85,287,779	$2,408,386	$(72,034,872)	$48,708	$(188,695)	$(1,840,969)	$13,680,337

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. Transfers from Level 2 to Level 3 were primarily related to the change in liquidity terms of the underlying Investment Funds during the reporting period. Transfers from Level 3 to Level 2 were primarily related to the expiration of lock-up periods imposed by the underlying Investment Funds and due to liquidity provisions considered by the Fund. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

The Fund had no unfunded capital commitments as of June 30, 2012.

The change in unrealized appreciation/(depreciation) attributable to securities owned at June 30, 2012, which were valued using significant unobservable inputs (Level 3), is as follows:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Diversified	$(309,723)
Event Driven - Core	23,308
Event Driven - Distressed	(18,047)
Long / Short Equities	28,828
Opportunistic / Macro	3,431
Relative Value	(72,580)
Total	$(344,783)

Diversified

Portfolio Managers utilizing this strategy use two or more of the below strategies. Investment Funds within this strategy are generally subject to 30 - 65 day redemption notice periods. Approximately 1 percent of the fair value of investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

June 30, 2012

(Unaudited)

Investment Funds have quarterly liquidity and may be subject to lock up periods of up to two years as of June 30, 2012. During the period ended June 30, 2012, the Fund had one transfer out of Level 3 with a fair market value of $2,306. Also, during the period ended June 30, 2012, Level 3 sales for this strategy totaled $1,678,511.

Event Driven - Core

Portfolio Managers utilizing this strategy invest in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy. Risk management and hedging techniques are typically employed by the Portfolio Managers to seek to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element affecting the realized return. Portfolio Managers in this strategy may use leverage. Investment Funds within this strategy are generally subject to 60 - 93 day redemption notice periods. Approximately 1 percent of the fair value of investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining Investment Funds have quarterly liquidity. Certain funds may have lock up periods of up to one year as of June 30, 2012. During the period ended June 30, 2012, the Fund had no transfers into or out of Level 3. Also, during the period ended June 30, 2012, Level 3 sales for this strategy totaled $8,464.

Event Driven - Distressed

Portfolio Managers utilizing this strategy invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and sub-performing bank loans, and emerging market debt. Portfolios are usually concentrated in debt instruments. The Portfolio Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Investment Funds within this strategy are generally subject to 60 - 95 day redemption notice periods. Approximately 1 percent of the fair value of investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining Investment Funds have quarterly to annual liquidity. During the period ended June 30, 2012, the Fund had one transfer into Level 3 with a fair market value of $16,683.

Long/Short Equities

Portfolio Managers utilizing this strategy make long and short investments in equity securities that are deemed by the Portfolio Managers to be under or overvalued. The Portfolio Managers typically do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). The Portfolio Managers may specialize in a particular industry or may allocate holdings across industries. Although the strategy is more commonly focused on U.S. markets, a growing number of Portfolio Managers invest globally. Portfolio Managers in this strategy usually employ a low to moderate degree of leverage. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. Less than 1 percent of the fair value of investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining Investment Funds have monthly to quarterly liquidity. Certain funds may have lock up periods of up to two years as of June 30, 2012. During the period ended June 30, 2012, the Fund had three transfers out of Level 3 with a fair market value of $72,032,566.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments

June 30, 2012

(Unaudited)

Opportunistic/Macro

Portfolio Managers utilizing this strategy invest in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture. Most Portfolio Managers utilizing this strategy rely on a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures and options are often used for hedging and speculation in order to quickly position a portfolio to profit from changing markets. The use of leverage varies considerably. Investment Funds within this strategy are generally subject to 45 - 95 day redemption notice periods. Less than 1 percent of the fair value of investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining Investment Funds have monthly to quarterly liquidity. Certain funds may have lock up periods of up to one year as of June 30, 2012. During the period ended June 30, 2012, the Fund had no transfers into or out of Level 3.

Relative Value

Portfolio Managers utilizing this strategy make simultaneous purchases and sales of similar securities to exploit pricing differentials or have long exposure in non-equity oriented beta opportunities (such as credit). The Portfolio Managers attempt to neutralize long and short positions to minimize the impact of general market movements. Different relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, yield curve arbitrage and basis trading. The types of instruments traded vary considerably depending on the Portfolio Manager’s relative value strategy. Because the strategy attempts to capture relatively small mis-pricings between two related securities, moderate to substantial leverage is often employed to produce attractive rates of return. Investment Funds within this strategy are generally subject to 45 - 120 day redemption notice periods. Approximately 5 percent of the fair value of investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining Investment Funds have quarterly to semi-annual liquidity. Certain funds may have lock up periods of up to one year as of June 30, 2012. During the period ended June 30, 2012, the Fund had two transfers into Level 3 with a fair market value of $2,391,703. Also, during the period ended June 30, 2012, Level 3 sales for this strategy totaled $153,994.

Any restriction noted above was imposed at various points throughout the year, at the discretion of the underlying Investment Funds and the time at which the restriction might lapse cannot be estimated.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Access Multi-Strategy Fund, L.L.C.

By (Signature and Title)*	/s/ Patricia A. Maleski
Patricia A. Maleski, Principal Executive Officer
(principal executive officer)

Date	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Patricia A. Maleski
Patricia A. Maleski, Principal Executive Officer
(principal executive officer)

Date	August 29, 2012

By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart, Principal Financial Officer
(principal financial officer)

Date	August 29, 2012

*	Print the name and title of each signing officer under his or her signature.